Stock-based Awards (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-Average Grant Date Fair Value
Compensation expense in connection with the vesting of shares of restricted stock (in dollars)	$ 11,540,000	$ 3,616,000	$ 9,346,000	$ 10,320,000	$ 6,208,000
Restricted stock awards
Number of Shares
Non-vested at the beginning of period (in shares)	55,555	122,222	122,222
Granted (in shares)			20,873
Vested (in shares)	(27,777)		(87,540)
Non-vested at the end of the period (in dollars per share)	27,778		55,555	122,222
Weighted-Average Grant Date Fair Value
Non-vested at the beginning of period (in dollars per share)	$ 3.56	$ 3.56	$ 3.56
Granted (in dollars per share)			$ 8.90
Vested (in dollars per share)	$ 3.56		$ 4.83
Non-vested at the end of the period (in dollars per share)	$ 3.56		$ 3.56	$ 3.56
Compensation expense in connection with the vesting of shares of restricted stock (in dollars)			400,000	900,000	1,000,000
Additional disclosures
Remaining stock-based compensation expense (in dollars)			200,000
Restricted stock units
Number of Shares
Granted (in shares)	720,146
Canceled/forfeited (in shares)	(6,607)
Non-vested at the end of the period (in dollars per share)	713,539
Weighted-Average Grant Date Fair Value
Granted (in dollars per share)	$ 10.04
Canceled/forfeited (in dollars per share)	$ 9.63
Non-vested at the end of the period (in dollars per share)	$ 10.04
Additional disclosures
Remaining stock-based compensation expense (in dollars)	$ 5,000,000
Weighted-average period for recognition of stock-based compensation expense	2 years 7 months 6 days